UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012
Check here if Amendment                           ]; Amendment number:
This Amendment (Check only one.):                 ] is a restatement.
                                                  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  11/14/2012

Report Type (Check only one.):

                                                 X] 13F HOLDINGS REPORT.
                                                  ] 13F NOTICE.
                                                  ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $209,736


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File NName
                      1028-12268      JWM Capital LLC
                      2028-12267      John W. Moon

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FORM 13F INFORMATION TABLE

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
                       Title                     Value   SH /          PUT /   InvestmeOther Voting Authority
Name of Issuer         of class       CUSIP      (x $'000PRN           CALL QTYDiscretiManageSole      SharedNone
AMERICA MOVIL SA DE    SPON ADR L SHS 02364W105     2,040    80,236 SH         DEFINED   1,2     80,236
AU OPTRONICS CORP      SPONSORED ADR  002255107     4,397 1,263,466 SH         DEFINED   1,2  1,263,466
BAIDU.COM              SPON ADR REP A 056752108     1,205    10,305 SH         DEFINED   1,2     10,305
BORGWARNER INC         COM            099724106     4,720    68,300 SH         DEFINED   1,2     68,300
CHINA ZENIX AUTO INT   ADS            16951E104       494   153,379 SH         DEFINED   1,2    153,379
CIA DE BEBIDAS DAS A   SPON ADR PFD   20441W203     2,649    69,226 SH         DEFINED   1,2     69,226
COPA HOLDINGS SA       CL A           P31076105     3,861    47,505 SH         DEFINED   1,2     47,505
CORNING INC            COM            219350105     6,591   501,200 SH         DEFINED   1,2    501,200
CTC MEDIA INC          COM            12642X106     1,764   194,835 SH         DEFINED   1,2    194,835
DESARROLLADORA HOMEX   SPONSORED ADR  25030W100       875    64,134 SH         DEFINED   1,2     64,134
ELECTRONIC ARTS        COM            285512109       907    71,443 SH         DEFINED   1,2     71,443
FORD MOTOR CO          COM PAR $0.01  345370860    39,513 4,007,409 SH         DEFINED   1,2  4,007,409
GRUPO FIN SANTANDER-   ADR            40053C105       532    38,800 SH         DEFINED   1,2     38,800
HEWLETT-PACKARD CO     COM            428236103     4,777   280,000 SH         DEFINED   1,2    280,000
JOHNSON CONTROLS INC   COM            478366107     9,302   339,474 SH         DEFINED   1,2    339,474
KULICKE & SOFFA INDU   COM            501242101       269    25,835 SH         DEFINED   1,2     25,835
LAS VEGAS SANDS CORP   COM            517834107     4,075    87,880 SH         DEFINED   1,2     87,880
LG.PHILIPS LCD CO LT   SPONS ADR REP  50186V102     3,030   241,041 SH         DEFINED   1,2    241,041
MELCO PBL ENTERTAINM   ADR            585464100    17,879 1,326,334 SH         DEFINED   1,2  1,326,334
MICRON TECHNOLOGY IN   COM            595112103       751   125,600 SH         DEFINED   1,2    125,600
MOBILE TELESYSTEMS     SPONSORED ADR  607409109     1,840   105,000 SH         DEFINED   1,2    105,000
NOKIA OYJ              CALL           654902904     2,575     1,000,000CALL    DEFINED   1,2  1,000,000
PERFECT WORLD CO LTD   SPON ADR REP B 71372U104     2,402   221,190 SH         DEFINED   1,2    221,190
QIHOO 360 TECHNOLOGY   ADS            74734M109     2,721   123,415 SH         DEFINED   1,2    123,415
RESEARCH IN MOTION     COM            760975102       748    99,704 SH         DEFINED   1,2     99,704
SANDISK CORP           COM            80004C101       769    17,704 SH         DEFINED   1,2     17,704
SHANDA GAMES LTD       SP ADR REPTG A 81941U105     1,056   280,138 SH         DEFINED   1,2    280,138
SINA CORP              ORD            G81477104     9,189   142,073 SH         DEFINED   1,2    142,073
SOHU.COM INC           COM            83408W103     9,684   230,077 SH         DEFINED   1,2    230,077
SOUFUN HOLDINGS LTD    ADR            836034108     1,987   125,499 SH         DEFINED   1,2    125,499
SPDR GOLD TRUST        GOLD SHS       78463V107    26,740   155,564 SH         DEFINED   1,2    155,564
TENNECO INC            COM            880349105     6,381   227,905 SH         DEFINED   1,2    227,905
TIM PARTICIPACOES SA   SPONSORED ADR  88706P205       322    16,775 SH         DEFINED   1,2     16,775
TRINA SOLAR LTD        SPON ADR       89628E104     1,137   248,358 SH         DEFINED   1,2    248,358
TRW AUTOMOTIVE HOLDI   COM            87264S106     5,216   119,326 SH         DEFINED   1,2    119,326
VIMPEL-COMMUNICATION   SPONSORED ADR  92719A106     6,458   542,724 SH         DEFINED   1,2    542,724
WESTERN DIGITAL        COM            958102105     6,730   173,760 SH         DEFINED   1,2    173,760
WYNN RESORTS LTD       COM            983134107     3,517    30,463 SH         DEFINED   1,2     30,463
YANDEX NV-A            SHS CLASS A    N97284108     1,843    76,330 SH         DEFINED   1,2     76,330
YINGLI GREEN ENERGY    ADR            98584B103       224   131,500 SH         DEFINED   1,2    131,500
YOUKU.COM INC-SPON A   SPONSORED ADR  98742U100     8,566   465,805 SH         DEFINED   1,2    465,805


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